EGA Emerging Global Shares Trust

Supplement dated August 8, 2011 to the Prospectus dated June 10, 2011, as revised August 1, 2011 of the following series (each, a “Fund,” and collectively, the “Funds”) of
EGA Emerging Global Shares Trust (the “Trust”):

EGShares India Consumer ETF
EGShares India Financials ETF
EGShares India Health Care ETF
EGShares India Industrials ETF
EGShares India Technology ETF
EGShares India Basic Materials ETF
EGShares India Energy ETF
EGShares India High Income Low Beta ETF
EGShares Emerging Markets High Income Low Beta ETF
EGShares Emerging Markets Food and Agriculture ETF

The following supersedes and replaces the information in the Supplement dated July 29, 2011 to the Prospectus and supplements the information about the Funds’ investment adviser, ALPS Advisors, Inc. (the “Adviser”), included in the Prospectuses under the section entitled “Management of the Funds – The Investment Adviser and Sub-Adviser”:

On July 19, 2011, ALPS Holdings, Inc., parent company to the Adviser, announced that it signed a definitive agreement to be acquired by DST Systems, Inc. (the “Transaction”). If completed, the Transaction will cause a change of control of the Adviser, which will terminate the current investment advisory agreement between the Adviser and the Funds. At a meeting held on July 28, 2011, the Funds’ Board of Trustees (the “Board”) considered and approved: (1) a new investment advisory agreement between the Adviser and the Funds; and (2) the submission of a proposal to the Funds’ shareholders to approve the new investment advisory agreement. The new investment advisory agreement for the Fund was approved by sole shareholder consent on July 29, 2011, and it will become effective upon the closing of the Transaction.

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Please keep this supplement for future reference.

EGA Emerging Global Shares Trust

Supplement dated August 8, 2011 to the Prospectus dated July 29, 2011 of the following series (each, a “Fund,” and collectively, the “Funds”) of
EGA Emerging Global Shares Trust (the “Trust”):

EGShares India Infrastructure ETF
EGShares China Infrastructure ETF
EGShares Brazil Infrastructure ETF
EGShares India Small Cap ETF
EGShares China Mid Cap ETF
EGShares Brazil Mid Cap ETF

The following supersedes and replaces the information in the Supplement dated July 29, 2011 to the Prospectus and supplements the information about the Funds’ investment adviser, ALPS Advisors, Inc. (the “Adviser”), included in the Prospectuses under the section entitled “Management of the Funds – The Investment Adviser and Sub-Adviser”:

On July 19, 2011, ALPS Holdings, Inc., parent company to the Adviser, announced that it signed a definitive agreement to be acquired by DST Systems, Inc. (the “Transaction”). If completed, the Transaction will cause a change of control of the Adviser, which will terminate the current investment advisory agreement between the Adviser and the Funds. At a meeting held on July 28, 2011, the Funds’ Board of Trustees (the “Board”) considered and approved: (1) a new investment advisory agreement between the Adviser and the Funds; and (2) the submission of a proposal to the Funds’ shareholders to approve the new investment advisory agreement.

Shareholders of EGShares India Infrastructure ETF, EGShares China Infrastructure ETF, EGShares Brazil Infrastructure ETF, and EGShares India Small Cap ETF, who own shares as of August 11, 2011, will receive a proxy statement for a special meeting of shareholders to be held on September 27, 2011 for the purpose of voting on approval of the new investment advisory agreement. The proxy statement, when available, will describe the Transaction and the new investment advisory agreement in detail, as well as the Board’s considerations in approving the new investment advisory agreement.

The new investment advisory agreement for the EGShares China Mid Cap ETF and EGShares Brazil Mid Cap ETF was approved by sole shareholder consent on July 29, 2011, and it will become effective upon the closing of the Transaction.

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Please keep this supplement for future reference.